Inventories (Schedule of Inventories) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Finished goods	¥ 377,632	¥ 373,337
Work in process	144,251	143,298
Raw materials	48,150	44,101
Inventories (Note 4)	¥ 570,033	¥ 560,736